Lease obligations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Operating lease cost	$ 187	$ 76
Short-term lease cost	8	220
Total lease cost	195	$ 296
ZHEJIANG TIANLAN
Interest on lease liabilities included under cost of revenue and selling and administrative expenses	141		¥ 0
Amortization of right-of-use assets	16		0
Total operating lease cost	$ 157		¥ 0